Note 7. Operating Segments and Significant Customers	12 Months Ended
Dec. 31, 2013
Operating Segments And Significant Customers Disclosure [Abstract]
Operating Segments And Significant Customers Disclosure [Text Block]

Note 7. OPERATING SEGMENTS AND SIGNIFICANT CUSTOMERS

The Company has two reportable segments derived from the different characteristics of our major product lines: Monitors and VGT & Parts. Net sales and gross margin for each segment are provided below. The accounting policies of the segments are the same as those described in the Note 1 of the Notes to the Consolidated Financial Statements.

The Company does not rely on any segment asset allocations and the Company does not consider them meaningful because of the shared nature of our facilities; however, we have estimated the segment asset allocations below for those assets for which we can reasonably determine. The unallocated asset category is the remainder of our total assets. The asset allocation is estimated and is not a measure used by our chief operating decision maker about allocating resources to the operating segments.

Assets	December 31,
(in $000's)	2013	2012
Monitor Segment	$5,678	$4,453
VGT and Parts Segment	$6,161	$6,364
Unallocated Assets	$14,875	$17,498
Total	$26,714	$28,315

Segment Income Statement (in $000’s)	2013	2012	2011
Monitor Segment Sales	$29,972	$38,377	$37,487
VGT & Parts Segment Sales	27,944	12,740	5,407
Total Sales	$57,916	$51,117	$42,894

Monitor Segment Gross Margin	4,564	6,342	6,556
VGT & Parts Segment Gross Margin	4,770	2,626	1,435
Total gross margin	$9,334	$8,968	$7,991

Operating expenses	8,624	8,677	8,137
Operating earnings (loss)	$710	$291	$(146)
Total other expense, net	67	112	120
Earnings (loss) before income tax	$643	$179	$(266)
Income tax (benefit) expense	(8)	15	(294)
Net earnings	$651	$164	$28

The Company’s largest customer accounted for 18%, 26% and 12% of total revenues in 2013, 2012 and 2011, respectively, and 5% and 15% of total accounts receivable as of December 31, 2013 and December 31, 2012, respectively. The second largest customer accounted for 8%, 3% and 0% of the total revenue in 2013, 2012 and 2011 respectively, and 10% and 4% of the total accounts receivable as of December 31, 2013 and December 31, 2012 respectively. The third largest customer accounted for 8%, 9% and 16% of the total revenue in 2013, 2012 and 2011, respectively, and 13% and 12% of the total accounts receivable as of December 31, 2013 and December 31, 2012, respectively. The fourth largest customer accounted for 6%, 10% and 14% of total revenue in 2013, 2012 and 2011, respectively and 3% and 4% of the total accounts receivable as of December 31, 2013 and December 2012 respectively. The next largest customer accounted for 6%, 13% and 22% of the total revenue in 2013, 2012 and 2011, respectively, and 10% and 22% of the total accounts receivable as of December 31, 2013 and December 2012, respectively. No other customer accounted for more than 10% of sales in 2013, 2012 or 2011.